Derivative Instruments - Asset and Liability Management Derivative Positions of Company (Detail) - Asset and Liability Management Positions [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Derivative [Line Items]
Notional Value, Assets	$ 27,266	$ 27,442
Fair Value, Assets	427	201
Notional Value, Liabilities	19,339	22,818
Fair Value, Liabilities	249	286
Other Derivatives [Member]
Derivative [Line Items]
Notional Value, Assets	$ 19	$ 36
Derivative Asset Average Remaining Maturity Period	11 days	15 days
Notional Value, Liabilities	$ 830	$ 662
Fair Value, Liabilities	$ 106	$ 64
Derivative Liability Average Remaining Maturity Period	3 years 5 months 1 day	2 years 7 months 6 days
Fair Value Hedges [Member] | Interest Rate Contracts [Member] | Receive Fixed/Pay Floating Swaps [Member]
Derivative [Line Items]
Notional Value, Assets	$ 2,550	$ 3,050
Fair Value, Assets	$ 49	$ 73
Derivative Asset Average Remaining Maturity Period	4 years 3 months 11 days	4 years 5 months 5 days
Notional Value, Liabilities	$ 1,250
Fair Value, Liabilities	$ 12
Derivative Liability Average Remaining Maturity Period	2 years 3 months 26 days
Cash Flow Hedges [Member] | Interest Rate Contracts [Member] | Pay Fixed/Receive Floating Swaps [Member]
Derivative [Line Items]
Notional Value, Assets	$ 3,272	$ 1,772
Fair Value, Assets	$ 108	$ 7
Derivative Asset Average Remaining Maturity Period	8 years 7 months 17 days	9 years 2 months 19 days
Notional Value, Liabilities	$ 2,787	$ 5,009
Fair Value, Liabilities	$ 35	$ 146
Derivative Liability Average Remaining Maturity Period	9 months 29 days	1 year 1 month 17 days
Net Investment Hedges [Member] | Foreign Exchange Forward Contracts [Member]
Derivative [Line Items]
Notional Value, Assets	$ 1,347	$ 1,140
Fair Value, Assets	$ 15	$ 4
Derivative Asset Average Remaining Maturity Period	15 days	15 days
Other Economic Hedges [Member] | Interest Rate Contracts [Member] | Receive Fixed/Pay Floating Swaps [Member]
Derivative [Line Items]
Notional Value, Assets	$ 6,452	$ 3,733
Fair Value, Assets	$ 26	$ 42
Derivative Asset Average Remaining Maturity Period	11 years 5 months 23 days	9 years 11 months 23 days
Notional Value, Liabilities	$ 1,561	$ 4,748
Fair Value, Liabilities	$ 16	$ 18
Derivative Liability Average Remaining Maturity Period	6 years 6 months 15 days	10 years 2 months 5 days
Other Economic Hedges [Member] | Interest Rate Contracts [Member] | Pay Fixed/Receive Floating Swaps [Member]
Derivative [Line Items]
Notional Value, Assets	$ 4,705	$ 287
Fair Value, Assets	$ 13	$ 2
Derivative Asset Average Remaining Maturity Period	6 years 6 months 4 days	9 years 9 months 26 days
Notional Value, Liabilities	$ 2,320	$ 4,158
Fair Value, Liabilities	$ 9	$ 35
Derivative Liability Average Remaining Maturity Period	7 years 9 months 18 days	9 years 11 months 19 days
Other Economic Hedges [Member] | Interest Rate Contracts [Member] | Futures and Forwards [Member] | Purchased [Member]
Derivative [Line Items]
Notional Value, Assets	$ 1,748	$ 3,812
Fair Value, Assets	$ 13	$ 17
Derivative Asset Average Remaining Maturity Period	1 month 2 days	26 days
Notional Value, Liabilities	$ 1,722	$ 452
Fair Value, Liabilities	$ 18	$ 1
Derivative Liability Average Remaining Maturity Period	18 days	22 days
Other Economic Hedges [Member] | Interest Rate Contracts [Member] | Futures and Forwards [Member] | Written [Member]
Derivative [Line Items]
Notional Value, Assets	$ 2,278	$ 3,201
Fair Value, Assets	$ 129	$ 12
Derivative Asset Average Remaining Maturity Period	29 days	1 month 2 days
Notional Value, Liabilities	$ 4,214	$ 2,559
Fair Value, Liabilities	$ 43	$ 7
Derivative Liability Average Remaining Maturity Period	1 month 2 days	1 month 13 days
Other Economic Hedges [Member] | Interest Rate Contracts [Member] | Options [Member] | Purchased [Member]
Derivative [Line Items]
Notional Value, Assets	$ 1,565	$ 2,935
Fair Value, Assets	$ 43
Derivative Asset Average Remaining Maturity Period	8 years 7 months 6 days	22 days
Other Economic Hedges [Member] | Interest Rate Contracts [Member] | Options [Member] | Written [Member]
Derivative [Line Items]
Notional Value, Assets	$ 1,073	$ 3,199
Fair Value, Assets	$ 25	$ 29
Derivative Asset Average Remaining Maturity Period	26 days	1 month 6 days
Notional Value, Liabilities	$ 12	$ 5
Fair Value, Liabilities	$ 1	$ 1
Derivative Liability Average Remaining Maturity Period	22 days	29 days
Other Economic Hedges [Member] | Foreign Exchange Forward Contracts [Member]
Derivative [Line Items]
Notional Value, Assets	$ 849	$ 3,023
Fair Value, Assets	$ 6	$ 13
Derivative Asset Average Remaining Maturity Period	7 days	4 days
Notional Value, Liabilities	$ 867	$ 2,380
Fair Value, Liabilities	$ 6	$ 10
Derivative Liability Average Remaining Maturity Period	7 days	11 days
Other Economic Hedges [Member] | Equity Contracts [Member]
Derivative [Line Items]
Notional Value, Assets	$ 11	$ 62
Derivative Asset Average Remaining Maturity Period	4 months 24 days	5 months 19 days
Notional Value, Liabilities	$ 102	$ 24
Fair Value, Liabilities	$ 1	$ 1
Derivative Liability Average Remaining Maturity Period	6 months 26 days	9 months 26 days
Other Economic Hedges [Member] | Credit Contracts [Member]
Derivative [Line Items]
Notional Value, Assets	$ 1,397	$ 1,192
Fair Value, Assets		$ 2
Derivative Asset Average Remaining Maturity Period	3 years 4 months 17 days	2 years 6 months 29 days
Notional Value, Liabilities	$ 3,674	$ 2,821
Fair Value, Liabilities	$ 2	$ 3
Derivative Liability Average Remaining Maturity Period	3 years 6 months 26 days	2 years 11 months 27 days